Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues
Software	$ 3,154,442	$ 2,254,480	$ 9,976,580	$ 8,256,492
Consulting	331,080	831,363	2,379,947	2,307,129
Other	228,482	107,047	216,749	259,496
Total revenues	3,714,004	3,192,890	12,573,276	10,823,117
Cost of revenues	1,739,937	1,379,701	6,209,724	4,633,844
Gross profit	1,974,067	1,813,189	6,363,552	6,189,273
Operating expenses
Product development	1,758,826	610,902	3,206,310	5,565,097
Sales and marketing	2,097,502	1,841,514	7,792,480	7,498,114
General and administrative	2,470,187	1,742,301	11,320,715	5,638,408
Depreciation and amortization	1,171,022	17,899	1,315,898
Total operating expenses	7,497,537	4,212,616	23,635,403	18,701,619
Loss from operations	(5,523,470)	(2,399,427)	(17,271,851)	(12,512,346)
Other income (expense)
Interest (expense), net	(3,687)	73,382	156,678	91,239
Change in fair value of Convertible Notes	778,000		766,000
Other		(287)	(254)	17,892
Total other income (expense)	774,313	73,095	922,424	109,131
Net loss before income tax expense	(4,749,157)	(2,326,332)	(16,349,427)	(12,403,215)
Income tax expense			(30,985)
Equity in losses of investee	(1,534)		(3,692)
Net loss	(4,750,691)	(2,326,332)	(16,384,104)	(12,403,215)
Net loss attributable to noncontrolling interest in consolidated subsidiary	8,815		849,759
Net loss attributable to Akerna shareholders	$ (4,741,876)	$ (2,326,332)	$ (15,534,345)	$ (12,403,215)
Basic and diluted weighted average common stock outstanding	14,058,412	10,879,112	11,860,212	6,045,382
Basic and diluted net loss per common share	$ (0.34)	$ (0.21)	$ (1.31)	$ (2.05)